CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS - USD ($)	2 Months Ended	3 Months Ended				6 Months Ended	9 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Operating costs		$ 885,864		$ 4,734	$ 4,734	$ 2,138,846	$ 1,125,460
Loss from operations		(885,864)		(4,734)	(4,734)	(2,138,846)	(1,125,460)
Other income:
Change in fair value of warrant liability		(171,825)				(10,483,385)	(7,487,000)
Offering costs allocated to warrant liability						(667,259)	(667,259)
Interest earned on marketable securities held in Trust Account		15,095				55,208	91,362
Total other income, net		(156,730)				(10,428,177)	8,062,897
Net income	$ (4,734)	(1,042,594)	$ (11,524,429)	$ (4,734)	$ (4,734)	(12,567,023)	(9,188,357)	$ (9,188,357)
Redeemable Class A Common Stock
Other income:
Interest earned on marketable securities held in Trust Account		$ 15,095				$ 55,208	$ 91,362
Weighted average shares outstanding of ordinary shares		23,000,000				23,000,000	23,000,000
Basic Net income per share	$ 0.00	$ 0.00		$ 0.00		$ 0.00	$ 0.00
Weighted average shares outstanding of ordinary shares		23,000,000		23,000,000		23,000,000
Diluted net income per share	0.00	$ 0.00		$ 0.00		$ 0.00
Non Redeemable Class B Common Stock
Other income:
Weighted average shares outstanding of ordinary shares		5,750,000		5,750,000	5,750,000	5,750,000	5,529,817
Basic Net income per share	0.00	$ (0.18)		$ 0.00	$ 0.00	$ (2.20)	$ (1.68)
Weighted average shares outstanding of ordinary shares		5,750,000		5,750,000	5,750,000	5,750,000	5,529,817
Diluted net income per share	$ 0.00	$ (0.18)		$ 0.00	$ 0.00	$ (2.20)	$ (1.68)